Loans and Advances to Customers - Summary of Finance Lease and Hire Purchase Contract Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	£ 5,300	£ 5,296
Unearned finance income	(770)	(651)
Net investment	4,530	4,645
No later than one year
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,502	1,493
Unearned finance income	(216)	(182)
Net investment	1,286	1,311
Later than one year and not later than two years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,426	1,367
Unearned finance income	(208)	(168)
Net investment	1,218	1,199
Later than two years and not later than three years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,331	1,190
Unearned finance income	(194)	(147)
Net investment	1,137	1,043
Later than three years and not later than four years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	882	1,044
Unearned finance income	(129)	(129)
Net investment	753	915
Later than four years and not later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	99	143
Unearned finance income	(14)	(18)
Net investment	85	125
Later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	60	59
Unearned finance income	(9)	(7)
Net investment	£ 51	£ 52